SUMMARY PROSPECTUS January 31, 2012

AllianceBernstein Intermediate California Municipal Portfolio

Ticker: Class A–AICAX; Class B–ACLBX; Class C–ACMCX

Before you invest, you may want to review the Portfolio’s Prospectus, which contains more information about the Portfolio and its risks. The Portfolio’s Prospectus and Statement of Additional Information (“SAI”), both dated January 31, 2012, are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Portfolio’s Prospectus and other information about the Portfolio, go to http://www.alliancebernstein.com/links/mf, email a request to prorequest@alliancebernstein.com, call (800) 227-4618, or ask any financial advisor, bank, or broker-dealer who offers shares of the Portfolio. Unless otherwise noted, page number references refer to the current Prospectus for this Portfolio.

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INVESTMENT OBJECTIVE:

The investment objective of the Portfolio is to provide safety of principal and maximize total return after taking account of federal and state taxes for California residents.

FEES AND EXPENSES OF THE PORTFOLIO:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in “Investing in the Portfolios”, page 72 of the Prospectus, and in “Purchase of Shares”, page 64 of the Portfolio’s SAI.

Shareholder Fees (fees paid directly from your investment)

	Class A Shares	Class B Shares (not currently offered to new investors)	Class C Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	None	3.00%(a)	1.00%(b)
Exchange Fee	None	None	None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C
Management Fees	.49%	.49%	.49%
Distribution and/or Service (12b-1) Fees	.30%	1.00%	1.00%
Other Expenses:
Transfer Agent	0.04%	0.05%	0.05%
Other Expenses	0.05%	0.05%	0.05%

Total Other Expenses	0.09%	0.10%	0.10%

Total Portfolio Operating Expenses	0.88%	1.59%	1.59%

(a)	Class B shares automatically convert to Class A shares after six years. The contingent deferred sales charge, or CDSC, decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the third year.

(b)	For Class C shares, the CDSC is 0% after the first year.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Portfolio’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C
After 1 Year	$387	$462	$262
After 3 Years	$572	$602	$502
After 5 Years	$773	$866	$866
After 10 Years	$1,352	$1,524	$1,889

You would pay the following expenses if you did not redeem your shares at the end of period:

	Class A	Class B	Class C
After 1 Year	$387	$162	$162
After 3 Years	$572	$502	$502
After 5 Years	$773	$866	$866
After 10 Years	$1,352	$1,524	$1,889

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys or sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Portfolio Operating Expenses or in the Examples, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 14% of the average value of its portfolio.

PRINCIPAL STRATEGIES:

The Portfolio pursues its objective by, under normal circumstances, as a matter of fundamental policy, investing at least 80% of its net assets in municipal securities. In addition, the Portfolio invests, under normal circumstances, as a matter of fundamental policy, at least 80% of its net assets in a portfolio of municipal securities issued by California or its political subdivisions, or otherwise exempt from California’s state income tax. The interest paid on those securities is generally exempt from federal and California state personal income tax, although in certain instances, it may be includable in income subject to the federal alternative minimum tax.

The Portfolio invests at least 80% of its total assets in municipal securities rated A or better by national rating agencies (or, if unrated, determined by the Adviser to be of comparable quality) and comparably rated municipal notes. The Portfolio may invest up to 20% of its total assets in fixed-income securities rated BB or B by national rating agencies, which are not investment-grade (commonly known as “junk bonds”).

The Portfolio may invest more than 25% of its net assets in revenue bonds, which generally do not have the pledge of the credit of the issuer. The Portfolio may also invest more than 25% of its total assets in securities or obligations that are related in such a way that business or political developments or changes affecting one such security could also affect the others (for example, securities with interest that is paid from projects of a similar type).

The Portfolio may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in the Adviser’s opinion, these securities will enhance the after-tax return for California investors.

The Portfolio may use derivatives, such as options, futures, forwards and swaps.

In managing the Portfolio, the Adviser may use interest rate forecasting to determine the best level of interest rate risk at a given time. The Adviser may moderately shorten the average duration of the Portfolio when it expects interest rates to rise and modestly lengthen average duration when it anticipates that rates will fall.

The Portfolio seeks to maintain an effective duration of three and one-half to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Portfolio. In making this assessment, the Adviser takes into account various factors including the credit quality and sensitivity to interest rates of the securities under consideration and of the Portfolio’s other holdings.

The Portfolio is “non-diversified”, meaning that it can invest more of its assets in a fewer number of issuers.

PRINCIPAL RISKS:

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Market Risk: The value of the Portfolio’s assets will fluctuate as the bond market fluctuates. The value of the Portfolio’s investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.

•

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

•

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolio’s investments in municipal securities. These factors include economic conditions, political or legislative changes, uncertainties related to the tax status of municipal securities, or the rights of investors in these securities. The Portfolio’s investments in California municipal securities may be vulnerable to events adversely affecting its economy. California’s economy, the largest of the 50 states, is relatively diverse, which makes it less vulnerable to events affecting a particular industry. Its economy, however, continues to be affected by serious fiscal conditions as a result of voter-passed initiatives that limit the ability of state and local governments to raise revenues, particularly with respect to real property taxes. In addition, state expenditures are difficult to reduce because of constitutional provisions that require a minimum level of spending, for certain government programs, such as education. California’s economy may also be affected by natural disasters, such as earthquakes or fires. The Portfolio’s investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

•

Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.

•

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolio’s assets can decline as can the value of the Portfolio’s distributions. This risk is significantly greater for fixed-income securities with longer maturities.

•

Non-Diversification Risk: Concentration of investments in a small number of securities tends to increase risk. The Portfolio may have more risk because it is “non-diversified”, meaning that it can invest more of its assets in a smaller number of issuers.

•

Liquidity Risk: Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Portfolio from selling out of these illiquid securities at an advantageous price. Derivatives and securities involving substantial market and credit risk tend to involve greater liquidity risk. The Portfolio is subject to liquidity risk because the market for municipal securities is generally smaller than many other markets.

•

Derivatives Risk: The Portfolio may use derivatives as direct investments to earn income, enhance return and broaden portfolio diversification, which entail greater risk than if used solely for hedging purposes. Investments in derivatives may be illiquid, difficult to price or unwind, and leveraged so that small changes may produce disproportionate losses for the Portfolio, and may be subject to counterparty risk to a greater degree than more traditional investments.

•

Management Risk: The Portfolio is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Portfolio.

BAR CHART AND PERFORMANCE INFORMATION:

The bar chart and performance information provide an indication of the historical risk of an investment in the Portfolio by showing:

•	how the Portfolio’s performance changed from year to year over the life of the Portfolio; and

•	how the Portfolio’s average annual returns for one and five years and over the life of the Portfolio compare to those of a broad-based securities market index.

You may obtain updated performance information on the Portfolio’s website at www.AllianceBernstein.com (click on “Pricing & Performance”).

The Portfolio’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

Bar Chart

The annual returns in the bar chart are for the Portfolio’s Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

During the period shown in the bar chart, the Portfolio’s:

Best Quarter was up 4.96%, 3rd quarter, 2009; and Worst Quarter was down -2.53%, 4th quarter, 2010.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2011)

		1 Year	5 Years	Since Inception**
Class A*	Return Before Taxes	3.86%	3.63%	3.28%

	Return After Taxes on Distributions	3.86%	3.58%	3.24%

	Return After Taxes on Distributions and Sale of Portfolio Shares	3.52%	3.53%	3.21%
Class B	Return Before Taxes	3.27%	3.53%	3.16%
Class C	Return Before Taxes	5.26%	3.53%	2.87%
Barclays Capital 5-Year General Obligation Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		6.91%	5.66%	4.74%

*	After-tax Returns:

–	Are shown for Class A shares only and will vary for Class B and C shares because these Classes have higher expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

**	Inception Date for Class A, Class B and Class C shares is 2/1/02.

INVESTMENT ADVISER:

AllianceBernstein L.P. is the investment adviser for the Portfolio.

PORTFOLIO MANAGERS:

The following table lists the persons responsible for day-to-day management of the Portfolio’s portfolio:

Employee	Length of Service	Title
Michael G. Brooks	Since 1999	Senior Vice President of the Adviser

Fred S. Cohen	Since 1994	Senior Vice President of the Adviser

R.B. Davidson III	Since Inception	Senior Vice President of the Adviser

Wayne Godlin	Since 2010	Senior Vice President of the Adviser

Terrance T. Hults	Since 2002	Senior Vice President of the Adviser

PURCHASE AND SALE OF PORTFOLIO SHARES

Purchase Minimums

	Initial	Subsequent
Class A/Class C Shares, including traditional IRAs and Roth IRAs (Class B Shares are not currently offered to new shareholders)	$2,500	$50
Automatic Investment Program	None	$50 If initial investment is less than $2,500, then $200 monthly until account balance reaches $2,500
Advisor Class Shares (only available to fee-based programs or through other limited arrangements)	None	None

You may sell (redeem) your shares each day the New York Stock Exchange is open. You may sell your shares through your financial intermediary or by mail (AllianceBernstein Investor Services, Inc., P.O. Box 786003, San Antonio, TX 78278-6003) or telephone (800-221-5672).

TAX INFORMATION

The Portfolio may make capital gains distributions, which may be taxable as ordinary income or capital gains, and income dividends. The Portfolio anticipates that substantially all of its income dividends will be exempt from regular federal income tax.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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